Derivative Instruments - Interest Rate Cap Contracts (Details) - Interest rate cap agreements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
LIBOR
Interest rate derivatives
Interest rate cap on floating rate debt (as a percent)	3.00%
Cash flow hedge | Interest expense
Cash flow hedge activity
Expense recognized	$ 283	$ 105	$ 0
Ineffectiveness recorded	0	0	$ 0
Designated as Hedge
Interest rate derivatives
Notional amount	$ 540,000	$ 630,000